                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  12/31/07

              Date of Reporting Period:  Six months ended 6/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

[Logo of MTB GROUP OF FUNDS]

Managed by MTB Investment Advisors, Inc. -- www.mtbia.com

SEMI-ANNUAL REPORT: June 30, 2007

MTB Funds

Large Cap Growth Fund II
Large Cap Value Fund II
Managed Allocation Fund - Conservative Growth II
Managed Allocation Fund - Moderate Growth II
Managed Allocation Fund - Aggressive Growth II

[Logo of MTB GROUP OF FUNDS]

CONTENTS

Shareholder Expense Example	1
Portfolios of Investments	2
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period[1]

MTB LARGE CAP GROWTH FUND II
Actual	$ 1,000	$1,083.10	$5.16
Hypothetical (assuming a 5% return before expenses)	$ 1,000	$1,019.84	$5.01
MTB LARGE CAP VALUE FUND II
Actual	$ 1,000	$1,080.80	$5.16
Hypothetical (assuming a 5% return before expenses)	$ 1,000	$1,019.84	$5.01
MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II
Actual	$ 1,000	$1,036.90	$3.74
Hypothetical (assuming a 5% return before expenses)	$ 1,000	$1,021.12	$3.71
MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II
Actual	$ 1,000	$1,062.90	$3.78
Hypothetical (assuming a 5% return before expenses)	$ 1,000	$1,021.12	$3.71
MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II
Actual	$ 1,000	$1,087.60	$3.83
Hypothetical (assuming a 5% return before expenses)	$ 1,000	$1,021.12	$3.71

EXPENSES:

1 Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

LARGE CAP GROWTH FUND II	1.00%

LARGE CAP VALUE FUND II	1.00%

MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II	0.74%

MANAGED ALLOCATION FUND - MODERATE GROWTH II	0.74%

MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II	0.74%

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund II

At June 30, 2007, the Fund’s sector composition1 was as follows:

SECTOR	Percentage of Total Net Assets

Oil, Gas & Consumable Fuels	11.1%

Pharmaceuticals	7.4%

Communications Equipment	6.5%

Computers & Peripherals	5.5%

Internet Software & Services	4.6%

Household Products	4.2%

Health Care Providers & Services	4.0%

Industrial Conglomerates	3.6%

Software	3.6%

Insurance	3.3%

Beverages	3.1%

Health Care Equipment & Supplies	3.1%

Semiconductors & Semiconductor Equipment	3.1%

Energy Equipment & Services	2.7%

Food & Staples Retailing	2.7%

Biotechnology	2.2%

Specialty Retail	2.2%

Multiline Retail	2.0%

Media	1.9%

Health Care Technology	1.8%

Commercial Banks	1.7%

Tobacco	1.7%

Capital Markets	1.5%

Consumer Finance	1.5%

Aerospace & Defense	1.4%

Air Freight & Logistics	1.3%

Food Products	1.3%

Life Sciences Tools & Services	1.3%

Electrical Equipment	1.0%

Construction & Engineering	0.9%

Hotels, Restaurants & Leisure	0.9%

Textiles, Apparel & Luxury Goods	0.9%

Diversified Financial Services	0.8%

Metals & Mining	0.8%

Machinery	0.5%

Personal Products	0.5%

Cash Equivalents[2]	3.1%

Other Assets and Liabilities - Net[3]	0.3%

TOTAL	100%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the advisor assigns a classification to securities not classified by the GICS and to securities for which the advisor does not have access to the classification made by the GICS .

2 Cash Equivalents include investments in money market mutual funds.

3 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

MTB Large Cap Growth Fund II

Description		Shares	Value

COMMON STOCKS - 96.6%
	AEROSPACE & DEFENSE - 1.4%
	Boeing Co.	300	$28,848

	United Technologies Corp.	700	49,651

	TOTAL AEROSPACE & DEFENSE		$78,499

	AIR FREIGHT & LOGISTICS - 1.3%
	United Parcel Service, Inc.	1,000	73,000

	BEVERAGES - 3.1%
	Coca-Cola Co.	1,100	57,541

	PepsiCo, Inc.	1,900	123,215

	TOTAL BEVERAGES		$180,756

	BIOTECHNOLOGY - 2.2%
[1]	Amgen, Inc.	1,000	55,290

[1]	Genentech, Inc.	500	37,830

[1]	Gilead Sciences, Inc.	900	34,893

	TOTAL BIOTECHNOLOGY		$128,013

	CAPITAL MARKETS - 1.5%
	Lehman Brothers Holdings, Inc.	400	29,808

	Morgan Stanley	700	58,716

	TOTAL CAPITAL MARKETS		$88,524

	COMMERCIAL BANKS - 1.7%
	Wachovia Corp.	900	46,125

	Zions Bancorp	700	53,837

	TOTAL COMMERCIAL BANKS		$99,962

	COMMUNICATIONS EQUIPMENT - 6.5%
[1]	Cisco Systems, Inc.	5,000	139,250

[1]	Corning, Inc.	2,700	68,985

	Harris Corp.	900	49,095

	Qualcomm, Inc.	2,800	121,492

	TOTAL COMMUNICATIONS EQUIPMENT		$378,822

	COMPUTERS & PERIPHERALS - 5.5%
[1]	Apple Computer, Inc.	400	48,816

[1]	Dell, Inc.	1,000	28,550

[1]	EMC Corp. Mass	2,300	41,630

	Hewlett-Packard Co.	500	22,310

	IBM Corp.	1,300	136,825

[1]	Network Appliance, Inc.	1,400	40,880

	TOTAL COMPUTERS & PERIPHERALS		$319,011

	CONSTRUCTION & ENGINEERING - 0.9%
[1]	Foster Wheeler Ltd.	500	$53,495

	CONSUMER FINANCE - 1.5%
	American Express Co.	900	55,062

	Capital One Financial Corp.	400	31,376

	TOTAL CONSUMER FINANCE		$86,438

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
[1]	InterContinentalExchange, Inc.	300	44,355

	ELECTRICAL EQUIPMENT - 1.0%
	Rockwell Automation, Inc.	800	55,552

	ENERGY EQUIPMENT & SERVICES - 2.7%
	ENSCO International, Inc.	600	36,606

	Schlumberger Ltd.	700	59,458

[1]	Weatherford International Ltd.	1,100	60,764

	TOTAL ENERGY EQUIPMENT & SERVICES		$156,828

	FOOD & STAPLES RETAILING - 2.7%

	Sysco Corp.	1,650	54,433

	Wal-Mart Stores, Inc.	2,100	101,031

	TOTAL FOOD & STAPLES RETAILING		$155,464

	FOOD PRODUCTS - 1.3%

	Hershey Foods Corp.	800	40,496

	Kraft Foods, Inc., Class A	968	34,122

	TOTAL FOOD PRODUCTS		$74,618

	HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
[1]	Cytyc Corp.	1,400	60,354

[1]	Intuitive Surgical, Inc.	200	27,754

[1]	Sirona Dental Systems, Inc.	800	30,264

[1]	Zimmer Holdings, Inc.	700	59,423

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$177,795

	HEALTH CARE PROVIDERS & SERVICES - 4.0%
[1]	Express Scripts, Inc., Class A	800	40,008

[1]	Pediatrix Medical Group	500	27,575

[1]	Psychiatric Solutions, Inc.	2,100	76,146

	UnitedHealth Group, Inc.	1,700	86,938

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$230,667

	HEALTH CARE TECHNOLOGY - 1.8%
[1]	Allscripts Healthcare Solutions, Inc.	2,700	68,796

[1]	Cerner Corp.	600	33,282

	TOTAL HEALTH CARE TECHNOLOGY		$102,078

	HOTELS, RESTAURANTS & LEISURE - 0.9%
	Hilton Hotels Corp.	1,100	$36,817

[1]	Starbucks Corp.	700	18,368

	TOTAL HOTELS, RESTAURANTS & LEISURE		$55,185

	HOUSEHOLD PRODUCTS - 4.2%
	Colgate-Palmolive Co.	400	25,940

	Procter & Gamble Co.	3,600	220,284

	TOTAL HOUSEHOLD PRODUCTS		$246,224

	INDUSTRIAL CONGLOMERATES - 3.6%
	3M Co.	500	43,395

	General Electric Co.	4,400	168,432

	TOTAL INDUSTRIAL CONGLOMERATES		$211,827

	INSURANCE - 3.3%
	Ambac Financial Group, Inc.	300	26,157

	American International Group, Inc.	2,400	168,072

	TOTAL INSURANCE		$194,229

	INTERNET SOFTWARE & SERVICES - 4.6%
[1]	Akamai Technologies, Inc.	1,000	48,640

[1]	eBay, Inc.	1,000	32,180

[1]	Google, Inc.	300	157,014

[1]	Yahoo, Inc.	1,100	29,843

	TOTAL INTERNET SOFTWARE & SERVICES		$267,677

	LIFE SCIENCES TOOLS & SERVICES - 1.3%
	Pharmaceutical Product Development, Inc.	800	30,616

[1]	Thermo Electron Corp.	900	46,548

	TOTAL LIFE SCIENCES TOOLS & SERVICES		$77,164

	MACHINERY - 0.5%
	Joy Global, Inc.	500	29,165

	MEDIA - 1.9%
	Citadel Broadcasting Corp.	1	6

	News Corp., Inc.	2,500	53,025

	Walt Disney Co.	1,600	54,624

	TOTAL MEDIA		$107,655

	METALS & MINING - 0.8%
	Companhia Vale Do Rio Doce, ADR	1,000	44,550

	MULTILINE RETAIL - 2.0%
[1]	Kohl’s Corp.	300	21,309

	Penney (J.C.) Co., Inc.	300	21,714

[1]	Sears Holdings Corp.	100	16,950

	Target Corp.	900	57,240

	TOTAL MULTILINE RETAIL		$117,213

	OIL, GAS & CONSUMABLE FUELS - 11.1%
	Chevron Corp.	750	$63,180

	ConocoPhillips	600	47,100

	Devon Energy Corp.	800	62,632

	ExxonMobil Corp.	4,800	402,624

	Peabody Energy Corp.	900	43,542

[1]	Southwestern Energy Co.	300	13,350

	XTO Energy, Inc.	250	15,025

	TOTAL OIL, GAS & CONSUMABLE FUELS		$647,453

	PERSONAL PRODUCTS - 0.5%
	Estee Lauder Cos., Inc., Class A	700	31,857

	PHARMACEUTICALS - 7.4%
	Abbott Laboratories	500	26,775

	Eli Lilly & Co.	1,300	72,644

	Johnson & Johnson	2,600	160,212

	Pfizer, Inc.	3,200	81,824

	Wyeth	1,500	86,010

	TOTAL PHARMACEUTICALS		$427,465

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
[1]	Advanced Micro Devices, Inc.	1,900	27,170

[1]	Broadcom Corp.	800	23,400

	Intel Corp.	2,300	54,648

[1]	MEMC Electronic Materials, Inc.	500	30,560

	Texas Instruments, Inc.	1,200	45,156

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$180,934

	SOFTWARE - 3.6%
[1]	Citrix Systems, Inc.	1,000	33,670

	Microsoft Corp.	4,000	117,880

[1]	Oracle Corp.	3,000	59,130

	TOTAL SOFTWARE		$210,680

	SPECIALTY RETAIL - 2.2%
	Home Depot, Inc.	1,900	74,765

	Lowe’s Cos., Inc.	1,700	52,173

	TOTAL SPECIALTY RETAIL		$126,938

	TEXTILES, APPAREL & LUXURY GOODS - 0.9%
[1]	Coach, Inc.	400	18,956

	Nike, Inc., Class B	600	34,974

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$53,930

	TOBACCO - 1.7%
	Altria Group, Inc.	1,400	$98,196

	TOTAL COMMON STOCKS (IDENTIFIED COST $4,738,322)		$5,612,219

MUTUAL FUNDS - 3.1%
[3]	MTB Prime Money Market Fund, Corporate Shares, 4.92%[2]	179,889	$179,889

	SSgA Money Market Fund, 4.97%[2]	8	8

	TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$179,897

	TOTAL INVESTMENTS - 99.7% (IDENTIFIED COST $4,918,219)		$5,792,116

	OTHER ASSETS AND LIABILITIES - NET - 0.3%		$20,301

	TOTAL NET ASSETS - 100%		$5,812,417

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund II

At June 30, 2007, the Fund’s sector composition1 was as follows:

SECTOR	Percentage of Total Net Assets

Thrifts & Mortgage Finance	11.2%

Oil, Gas & Consumable Fuels	10.7%

Insurance	10.5%

Media	10.3%

Software	5.9%

Metals & Mining	5.7%

Diversified Financial Services	4.6%

Commercial Banks	4.4%

Machinery	3.7%

Aerospace & Defense	3.4%

Diversified Telecommunication Services	3.1%

Communications Equipment	3.0%

Tobacco	2.3%

Commercial Services & Supplies	2.1%

Road & Rail	2.1%

Household Products	2.0%

Food Products	1.8%

Electronic Equipment & Instruments	1.6%

Biotechnology	1.5%

Paper & Forest Products	1.2%

Wireless Telecommunication Services	1.1%

Health Care Providers & Services	0.9%

Cash Equivalents[2]	6.3%

Other Assets and Liabilities - Net[3]	0.6%

TOTAL	100%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon and individual portfolio securities are assigned to, the classifications of the Global Industry Classifications Standard (GICS) except that the advisor assigns a classification to securities not classified by the GICS and to securities for which the advisor does not have access to the classification made by the GICS.

2 Cash Equivalents include investments in money market mutual funds.

3 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

MTB Large Cap Value Fund II

Description		Shares	Value

COMMON STOCKS - 93.1%
	AEROSPACE & DEFENSE - 3.4%
	Lockheed Martin Corp.	1,800	$169,434

	Raytheon Co.	3,300	177,837

	TOTAL AEROSPACE & DEFENSE		$347,271

	BIOTECHNOLOGY - 1.5%
[1]	Amgen, Inc.	2,800	154,812

	COMMERCIAL BANKS - 4.4%
	Wachovia Corp.	3,100	158,875

	Wells Fargo & Co.	8,108	285,158

	TOTAL COMMERCIAL BANKS		$444,033

	COMMERCIAL SERVICES & SUPPLIES - 2.1%
	Pitney Bowes, Inc.	4,600	215,372

	COMMUNICATIONS EQUIPMENT - 3.0%
	Motorola, Inc.	17,200	304,440

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
	Citigroup, Inc.	5,235	268,503

	J.P. Morgan Chase & Co.	4,100	198,645

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$467,148

	DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%
	AT&T, Inc.	4,900	203,350

	Verizon Communications	2,740	112,806

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$316,156

	ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
[1]	Agilent Technologies, Inc.	4,185	160,871

	FOOD PRODUCTS - 1.8%
	Kraft Foods, Inc., Class A	2,332	82,203

	Tyson Foods, Inc., Class A	4,300	99,072

	TOTAL FOOD PRODUCTS		$181,275

	HEALTH CARE PROVIDERS & SERVICES - 0.9%
	Aetna, Inc.	1,900	93,860

	HOUSEHOLD PRODUCTS - 2.0%
	Kimberly-Clark Corp.	3,065	205,018

	INSURANCE - 10.5%
	AON Corp.	6,700	$285,487

	Genworth Financial, Inc., Class A	7,700	264,880

	Hartford Financial Services Group, Inc.	3,200	315,232

	Loews Corp.	3,900	198,822

	TOTAL INSURANCE		$1,064,421

	MACHINERY - 3.7%
	Illinois Tool Works, Inc.	2,200	119,218

	Ingersoll-Rand Co., Class A	4,600	252,172

	TOTAL MACHINERY		$371,390

	MEDIA - 10.3%
	CBS Corp. (New), Class B	3,290	109,623

	Clear Channel Communications, Inc.	4,700	177,754

[1]	Comcast Corp., Class A	7,200	201,312

[1]	Liberty Media Holding Corp.-Capital	610	71,785

[1]	Liberty Media Holding Corp.-Interactive	3,050	68,106

[1]	Viacom, Inc., Class B	9,890	411,721

	TOTAL MEDIA		$1,040,301

	METALS & MINING - 5.7%
	Barrick Gold Corp.	9,400	273,258

	POSCO, ADR	900	108,000

	Rio Tinto PLC, ADR	300	91,836

	United States Steel Corp.	900	97,875

	TOTAL METALS & MINING		$570,969

	OIL, GAS & CONSUMABLE FUELS - 10.7%
	Apache Corp.	3,800	310,042

	ConocoPhillips	3,329	261,327

	Hess Corp.	1,700	100,232

	Noble Energy, Inc.	6,600	411,774

	TOTAL OIL, GAS & CONSUMABLE FUELS		$1,083,375

	PAPER & FOREST PRODUCTS - 1.2%
	International Paper Co.	3,000	117,150

	ROAD & RAIL - 2.1%
	Union Pacific Corp.	1,800	207,270

	SOFTWARE - 5.9%
	CA, Inc.	14,700	$379,701

	Microsoft Corp.	7,300	215,131

	TOTAL SOFTWARE		$594,832

	THRIFTS & MORTGAGE FINANCE - 11.2%
	Countrywide Financial Corp.	10,040	364,954

	Fannie Mae	7,084	462,798

	MGIC Investment Corp.	2,200	125,092

	Radian Group, Inc.	3,300	178,200

	TOTAL THRIFTS & MORTGAGE FINANCE		$1,131,044

	TOBACCO - 2.3%
	Altria Group, Inc.	3,370	$236,372

	WIRELESS TELECOMMUNICATION SERVICES - 1.1%
	Sprint Nextel Corp.	5,300	109,763

	TOTAL COMMON STOCKS (IDENTIFIED COST $7,552,104)		$9,417,143

MUTUAL FUND - 6.3%[3]
	MTB Prime Money Market Fund, Corporate Shares, 4.92%[2]	635,650	$635,650

	TOTAL INVESTMENTS - 99.4% (IDENTIFIED COST $8,187,754)		$10,052,793

	OTHER ASSETS AND LIABILITIES - NET - 0.6%		$60,977

	TOTAL NET ASSETS - 100%		$10,113,770

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund - Conservative Growth II

At June 30, 2007, the Fund’s portfolio composition1 was as follows:

SECTOR	Percentage of Total Net Assets

MTB Short Duration Government Bond Fund	16.2%

MTB International Equity Fund	15.3%

MTB U.S. Government Bond Fund	15.2%

MTB Short-Term Corporate Bond Fund	15.1%

MTB Large Cap Growth Fund	12.1%

MTB Intermediate-Term Bond Fund	8.1%

MTB Large Cap Value Fund	6.1%

MTB Large Cap Stock Fund	5.0%

MTB Prime Money Market Fund	3.0%

MTB Mid Cap Stock Fund	1.5%

MTB Small Cap Growth Fund	1.5%

MTB Mid Cap Growth Fund	1.0%

MTB Small Cap Stock Fund	1.0%

Other Assets and Liabilities - Net[2]	(1.1)%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Description	Shares	Value

MUTUAL FUNDS - 101.1%3
EQUITY FUNDS - 43.5%
MTB International Equity Fund, Institutional I Shares	11,161	$157,712

MTB Large Cap Growth Fund, Institutional I Shares	13,117	124,485

MTB Large Cap Stock Fund, Institutional I Shares	5,426	51,870

MTB Large Cap Value Fund, Institutional I Shares	4,541	62,569

MTB Mid Cap Growth Fund, Institutional I Shares	661	10,369

MTB Mid Cap Stock Fund, Institutional I Shares	948	15,565

MTB Small Cap Growth Fund, Institutional I Shares	750	15,541

MTB Small Cap Stock Fund, Institutional I Shares	1,287	10,370

TOTAL EQUITY FUNDS		$448,481

FIXED INCOME FUNDS - 54.6%
MTB Intermediate-Term Bond Fund, Institutional I Shares	8,636	$83,338

MTB Short Duration Government Bond Fund, Institutional I Shares	17,398	166,503

MTB Short-Term Corporate Bond Fund, Institutional I Shares	15,928	155,936

MTB U.S. Government Bond Fund, Institutional I Shares	17,173	156,277

TOTAL FIXED INCOME FUNDS		$562,054

MONEY MARKET FUND - 3.0%
MTB Prime Money Market Fund, Corporate Shares, 4.92%[2]	31,163	31,163

TOTAL INVESTMENTS - 101.1% (IDENTIFIED COST $1,019,025)		$1,041,698

OTHER ASSETS AND LIABILITIES - NET - (1.1)%		$(11,342)

TOTAL NET ASSETS - 100%		$1,030,356

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund - Moderate Growth II

At June 30, 2007, the Fund’s portfolio composition1 was as follows:

SECTOR	Percentage of Total Net Assets

MTB International Equity Fund	23.1%

MTB Large Cap Stock Fund	14.0%

MTB Large Cap Growth Fund	12.0%

MTB Intermediate-Term Bond Fund	10.9%

MTB Large Cap Value Fund	9.0%

MTB Short-Term Corporate Bond Fund	8.9%

MTB Short Duration Government Bond Fund	6.0%

MTB U.S. Government Bond Fund	6.0%

MTB Prime Money Market Fund	4.0%

MTB Mid Cap Growth Fund	2.0%

MTB Small Cap Growth Fund	2.0%

MTB Mid Cap Stock Fund	1.0%

MTB Small Cap Stock Fund	1.0%

Other Assets and Liabilities - Net[2]	0.1%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Description	Shares	Value

MUTUAL FUNDS - 99.9%3
EQUITY FUNDS - 64.1%
MTB International Equity Fund, Institutional I Shares	812,367	$11,478,751

MTB Large Cap Growth Fund, Institutional I Shares	627,670	5,956,592

MTB Large Cap Stock Fund, Institutional I Shares	726,864	6,948,821

MTB Large Cap Value Fund, Institutional I Shares	324,207	4,467,571

MTB Mid Cap Growth Fund, Institutional I Shares	63,369	994,268

MTB Mid Cap Stock Fund, Institutional I Shares	30,244	496,604

MTB Small Cap Growth Fund, Institutional I Shares	48,006	994,694

MTB Small Cap Stock Fund, Institutional I Shares	61,920	499,074

TOTAL EQUITY FUNDS		$31,836,375

FIXED INCOME FUNDS - 31.8%
MTB Intermediate-Term Bond Fund, Institutional I Shares	562,806	$5,431,073

MTB Short Duration Government Bond Fund, Institutional I Shares	309,233	2,959,356

MTB Short-Term Corporate Bond Fund, Institutional I Shares	452,952	4,434,396

MTB U.S. Government Bond Fund, Institutional I Shares	325,580	2,962,775

TOTAL FIXED INCOME FUNDS		$15,787,600

MONEY MARKET FUND - 4.0%

MTB Prime Money Market Fund, Corporate Shares, 4.92%[2]	1,973,132	1,973,132

TOTAL INVESTMENTS - 99.9% (IDENTIFIED COST $45,705,540)		$49,597,107

OTHER ASSETS AND LIABILITIES - NET - 0.1%		$34,288

TOTAL NET ASSETS - 100%		$49,631,395

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund - Aggressive Growth II

At June 30, 2007, the Fund’s portfolio composition1 was as follows:

SECTOR	Percentage of Total Net Assets

MTB International Equity Fund	30.5%

MTB Large Cap Growth Fund	22.2%

MTB Large Cap Stock Fund	20.2%

MTB Large Cap Value Fund	14.1%

MTB Small Cap Growth Fund	3.0%

MTB Mid Cap Growth Fund	2.0%

MTB Mid Cap Stock Fund	2.0%

MTB Short Duration Government Bond Fund	2.0%

MTB Small Cap Stock Fund	2.0%

MTB Prime Money Market Fund	1.9%

MTB Intermediate-Term Bond Fund	1.0%

Others Assets and Liabilities - Net[2]	(0.9)%

TOTAL	100%

1 See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Description	Shares	Value

MUTUAL FUNDS - 100.9%3
EQUITY FUNDS - 96.0%
MTB International Equity Fund, Institutional I Shares	27,913	$394,414

MTB Large Cap Growth Fund, Institutional I Shares	30,312	287,662

MTB Large Cap Stock Fund, Institutional I Shares	27,353	261,495

MTB Large Cap Value Fund, Institutional I Shares	13,287	183,089

MTB Mid Cap Growth Fund, Institutional I Shares	1,669	26,189

MTB Mid Cap Stock Fund, Institutional I Shares	1,593	26,164

MTB Small Cap Growth Fund, Institutional I Shares	1,896	39,293

MTB Small Cap Stock Fund, Institutional I Shares	3,261	26,283

TOTAL EQUITY FUNDS		$1,244,589

FIXED INCOME FUNDS - 3.0%
MTB Intermediate-Term Bond Fund, Institutional I Shares	1,348	$13,006

MTB Short Duration Government Bond Fund, Institutional I Shares	2,715	25,986

TOTAL FIXED INCOME FUNDS		$38,992

MONEY MARKET FUND - 1.9%

MTB Prime Money Market Fund, Corporate Shares, 4.92%[2]	24,667	24,667

TOTAL INVESTMENTS - 100.9% (IDENTIFIED COST $1,162,261)		$1,308,248

OTHER ASSETS AND LIABILITIES - NET - (0.9)%		$(11,797)

TOTAL NET ASSET - 100%		$1,296,451

See Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at June 30, 2007.

(1) Non-income producing security.

(2) 7-Day net yield.

(3) Affiliated companies.

The following acronym is used throughout this report:

ADR--American Depositary Receipt

MTB Fund	Cost of Investments for Federal Tax Purposes

Large Cap Growth Fund II	$4,918,219
Large Cap Value Fund II	$8,187,754
Managed Allocation Fund - Conservative Growth II	$1,019,025
Managed Allocation Fund - Moderate Growth II	$45,705,540
Managed Allocation Fund - Aggressive Growth II	$1,162,261

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

June 30, 2007 (unaudited)	Large Cap Growth Fund II	Large Cap Value Fund II	Managed Allocation Fund - Conservative Growth II	Managed Allocation Fund - Moderate Growth II	Managed Allocation Fund - Aggressive Growth II

ASSETS:
Investments in securities, at value(a)	$5,792,116	$10,052,793	$ 1,041,698	$49,597,107	$ 1,308,248
Income receivable	3,982	12,606	2,175	64,379	276
Receivable for investment sold	39,464	55,843	--	--	--
Receivable for shares sold	1,974	14,884	--	7,422	1,246

TOTAL ASSETS	5,837,536	10,136,126	1,043,873	49,668,908	1,309,770

LIABILITIES:
Payable for investments purchased	11,620	6,564	1,497	7,568	2,030
Payable for shares redeemed	149	546	518	2,413	158
Payable for Trustees’ fees	2,814	2,701	2,985	2,368	2,835
Payable for auditing fees	6,168	6,403	6,410	5,997	6,191
Payable for portfolio accounting fees	2,504	2,937	1,741	4,511	1,615
Payable for distribution services fee (Note 5)	1,191	2,048	206	10,190	275
Payable for shareholder services fee (Note 5)	476	819	83	4,076	110
Accrued expenses	197	338	77	390	105

TOTAL LIABILITIES	25,119	22,356	13,517	37,513	13,319

NET ASSETS	$5,812,417	$10,113,770	$ 1,030,356	$49,631,395	$ 1,296,451

NET ASSETS CONSIST OF:
Paid-in capital	$4,685,195	$ 8,136,304	$ 999,033	$44,267,632	$ 1,111,839
Net unrealized appreciation of investments	873,897	1,865,039	22,673	3,891,567	145,987
Accumulated net realized gain on investments	241,424	110,130	8,389	1,263,469	41,058
Accumulated net investment income (loss)	11,901	2,297	261	208,727	(2,433)

TOTAL NET ASSETS	$5,812,417	$10,113,770	$ 1,030,356	$49,631,395	$ 1,296,451

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:	490,085	786,155	96,552	4,381,458	101,380

Net Asset Value, Offering Price and Redemption Proceeds Per Share:	$ 11.86	$ 12.86	$ 10.67	$ 11.33	$ 12.79

Investments, at identified cost	$4,918,219	$ 8,187,754	$ 1,019,025	$45,705,540	$ 1,162,261

(a) Including $179,889, $635,650, $1,041,698, $49,597,107 and $1,308,248 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended June 30, 2007 (unaudited)	Large Cap Growth Fund II	Large Cap Value Fund II	Managed Allocation Fund - Conservative Growth II	Managed Allocation Fund - Moderate Growth II	Managed Allocation Fund - Aggressive Growth II

INVESTMENT INCOME:
Dividends (a)	$ 38,544 (b)	$ 89,219 (b)	$ 11,912	$ 388,035	$ 2,199

EXPENSES:
Investment advisory fee (Note 5)	23,095	32,270	1,021	60,569	1,565
Administrative personnel and services fee (Note 5)	1,587	2,694	238	14,157	365
Custodian fees	136	230	20	1,211	31
Transfer and dividend disbursing agent fees and expenses	5,569	5,728	5,699	5,509	5,518
Trustees’ fees	4,340	4,776	4,512	4,553	4,362
Auditing fees	6,161	6,310	6,403	5,997	6,186
Legal fees	2,383	2,419	2,567	2,210	2,467
Portfolio accounting fees	7,078	7,930	4,556	12,842	4,483
Distribution services fee (Note 5)	6,793	11,525	1,021	60,569	1,565
Shareholder services fee (Note 5)	2,717	4,610	409	24,228	626
Printing and postage	2,624	2,701	2,210	2,224	2,133
Insurance premiums	3,897	3,900	3,978	4,325	3,848
Miscellaneous	1,250	1,353	984	1,503	901

TOTAL EXPENSES	67,630	86,446	33,618	199,897	34,050

WAIVER AND REIMBURSEMENTS (NOTE 5):
Waiver/reimbursement of investment advisory fee	(23,095)	(32,270)	(1,021)	(20,589)	(1,565)
Reimbursement of other operating expenses	(17,361)	(8,071)	(29,574)	--	(27,853)

TOTAL WAIVER AND REIMBURSEMENTS	(40,456)	(40,341)	(30,595)	(20,589)	(29,418)

Net expenses	27,174	46,105	3,023	179,308	4,632

Net investment income (loss)	11,370	43,114	8,889	208,727	(2,433)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	209,776	87,895	4,117 (c)	497,557 (c)	13,366 (c)
Net change in unrealized appreciation (depreciation) of investments	214,984	589,802	14,934	2,264,215	93,868

Net realized and unrealized gain on investments	424,760	677,697	19,051	2,761,772	107,234

Change in net assets resulting from operations	$ 436,130	$ 720,811	$ 27,940	$ 2,970,499	$ 104,801

(a) Including income received of $4,102, $13,189, $11,912, $388,035 and $2,199 on investments in affiliated issuers, respectively. (Note 5)

(b) Net of foreign taxes withheld of $133 and $524, respectively.

(c) Including realized gain of $4,117, $497,557 and $13,366 on sales of investments in affiliated issuers, respectively. (Note 5)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Large Cap Growth Fund II

	Six Months Ended (unaudited) June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 11,370	$ 27,041
Net realized gain on investments	209,776	136,887
Capital gain distributions from other investment companies	--	--
Net change in unrealized appreciation (depreciation) of investments	214,984	342,831

Change in net assets resulting from operations	436,130	506,759

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	--	(26,815)
Distributions from net realized gain on investments	--	(55,416)

Change in net assets resulting from distributions to shareholders	--	(82,231)

SHARE TRANSACTIONS:
Proceeds from sale of shares	454,013	654,642
Net asset value of shares issued to shareholders in payment of distributions declared	--	82,231
Cost of shares redeemed	(415,203)	(894,470)

Change in net assets resulting from share transactions	38,810	(157,597)

Change in net assets	474,940	266,931

NET ASSETS:
Beginning of period	$ 5,337,477	$ 5,070,546

End of period	$ 5,812,417	$ 5,337,477

Accumulated net investment income (loss) included in net assets at end of period	$ 11,901	$ 531

See Notes which are an integral part of the Financial Statements

Large Cap Value Fund II		Managed Allocation Fund - Conservative Growth II		Managed Allocation Fund - Moderate Growth II		Managed Allocation Fund - Aggressive Growth II

Six Months Ended (unaudited) June 30, 2007	Year Ended December 31, 2006	Six Months Ended (unaudited) June 30, 2007	Year Ended December 31, 2006	Six Months Ended (unaudited) June 30, 2007	Year Ended December 31, 2006	Six Months Ended (unaudited) June 30, 2007	Year Ended| December 31, 2006

$ 43,114	$ 73,880	$ 8,889	$ 20,263	$ 208,727	$ 1,169,155	$ (2,433)	$ 25,547
87,895	484,071	4,117	1,486	497,557	583,424	13,366	7,396
--	--	--	6,706	--	744,764	--	27,515
589,802	622,321	14,934	13,828	2,264,215	2,160,812	93,868	65,393

720,811	1,180,272	27,940	42,283	2,970,499	4,658,155	104,801	125,851

(40,817)	(73,880)	(8,628)	(20,263)	--	(1,169,155)	--	(25,547)
--	(565,014)	--	(10,925)	--	(2,355,581)	--	(31,601)

(40,817)	(638,894)	(8,628)	(31,188)	--	(3,524,736)	--	(57,148)

1,247,901	1,881,323	380,963	303,444	956,244	2,856,070	244,287	550,233
40,817	638,894	8,628	31,188	--	3,524,737	--	57,149
(310,917)	(867,396)	(118,171)	(57,778)	(2,580,185)	(4,973,652)	(227,864)	(14,997)

977,801	1,652,821	271,420	276,854	(1,623,941)	1,407,155	16,423	592,385

1,657,795	2,194,199	290,732	287,949	1,346,558	2,540,574	121,224	661,088

$ 8,455,975	$ 6,261,776	$ 739,624	$ 451,675	$ 48,284,837	$ 45,744,263	$ 1,175,227	$ 514,139

$ 10,113,770	$ 8,455,975	$ 1,030,356	$ 739,624	$ 49,631,395	$ 48,284,837	$ 1,296,451	$ 1,175,227

$ 2,297	$ --	$ 261	$ --	$ 208,727	$ --	$ (2,433)	$ --

Financial Highlights

(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

LARGE CAP GROWTH FUND II
2002(c)	$ 10.00	0.01	(1.66)	(1.65)	--	--	--
2003	$ 8.35	0.03	1.42	1.45	(0.02)	--	(0.02)
2004	$ 9.78	0.05	0.45	0.50	(0.06)	--	(0.06)
2005	$ 10.22	0.03	0.16	0.19	(0.04)	(0.29)	(0.33)
2006	$ 10.08	0.06	0.99	1.05	(0.06)	(0.12)	(0.18)
2007(e)	$ 10.95	0.02	0.89	0.91	--	--	--

LARGE CAP VALUE FUND II
2002(c)	$ 10.00	0.04	(2.32)	(2.28)	(0.02)	--	(0.02)
2003	$ 7.70	0.09 (f)	2.47	2.56	(0.08)	--	(0.08)
2004	$ 10.18	0.11	0.86	0.97	(0.12)	--	(0.12)
2005	$ 11.03	0.08	0.94	1.02	(0.09)	(0.93)	(1.02)
2006	$ 11.03	0.12	1.79	1.91	(0.12)	(0.87)	(0.99)
2007(e)	$ 11.95	0.06	0.90	0.96	(0.05)	--	(0.05)

MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II
2005(g)	$ 10.00	0.23 (f)	0.09	0.32	(0.12)	(0.04)	(0.16)
2006	$ 10.16	0.31	0.39	0.70	(0.31)	(0.16)	(0.47)
2007(e)	$ 10.39	0.10	0.28	0.38	(0.10)	--	(0.10)

MANAGED ALLOCATION FUND - MODERATE GROWTH II
2002(h)	$ 10.00	0.10 (f)	(0.78)	(0.68)	(0.03)	--	(0.03)
2003	$ 9.29	0.11 (f)	1.46	1.57	(0.09)	(0.11)	(0.20)
2004	$ 10.66	0.12	0.50	0.62	(0.13)	(0.07)	(0.20)
2005	$ 11.08	0.15	0.24	0.39	(0.16)	(0.91)	(1.07)
2006	$ 10.40	0.27	0.81	1.08	(0.27)	(0.55)	(0.82)
2007(e)	$ 10.66	0.05	0.62	0.67	--	--	--

MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II
2005(g)	$ 10.00	0.20 (f)	0.62	0.82	(0.06)	--	(0.06)
2006	$ 10.76	0.34 (f)	1.25	1.59	(0.27)	(0.32)	(0.59)
2007(e)	$ 11.76	(0.02)	1.05	1.03	--	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.

(d) Computed on an annualized basis.

(e) Six months ended June 30, 2007 (unaudited).

(f) Per share numbers have been calculated using the average shares method.

(g) Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.

(h) Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 8.35	(16.50)%	1.00%(d)	0.32%(d)	2.80%(d)	$ 1,304	35%
$ 9.78	17.35%	1.00%	0.37%	1.45%	$ 2,627	45%
$ 10.22	5.15%	1.00%	0.64%	1.89%	$ 4,333	111%
$ 10.08	2.02%	1.00%	0.30%	1.60%	$ 5,071	65%
$ 10.95	10.34%	1.00%	0.53%	1.49%	$ 5,337	50%
$ 11.86	8.31%	1.00%(d)	0.42%(d)	1.49%(d)	$ 5,812	31%

$ 7.70	(22.79)%	1.00%(d)	0.98%(d)	2.98%(d)	$ 1,293	18%
$ 10.18	33.45%	1.00%	1.01%	1.23%	$ 2,756	26%
$ 11.03	9.58%	1.00%	1.22%	1.61%	$ 4,829	126%
$ 11.03	10.29%	1.00%	0.80%	1.18%	$ 6,262	13%
$ 11.95	17.61%	1.00%	1.03%	1.02%	$ 8,456	20%
$ 12.86	8.08%	1.00%(d)	0.94%(d)	0.88%(d)	$ 10,114	2%

$ 10.16	3.24%	0.74%(d)	3.40%(d)	28.66%(d)	$ 452	35%
$ 10.39	6.96%	0.74%	3.19%	8.37%	$ 740	17%
$ 10.67	3.69%	0.74%(d)	2.18%(d)	7.49%(d)	$ 1,030	31%

$ 9.29	(6.79)%	0.74%(d)	2.03%(d)	1.03%(d)	$ 6,623	8%
$ 10.66	17.29%	0.74%	1.08%	0.28%	$ 23,279	17%
$ 11.08	5.94%	0.74%	1.37%	0.06%	$ 41,011	109%
$ 10.40	4.00%	0.74%	1.51%	0.07%	$ 45,744	14%
$ 10.66	10.42%	0.74%	2.50%	0.09%	$ 48,285	21%
$ 11.33	6.29%	0.74%(d)	0.86%(d)	0.08%(d)	$ 49,631	8%

$ 10.76	8.18%	0.74%(d)	2.89%(d)	34.13%(d)	$ 514	1%
$ 11.76	14.83%	0.74%	3.02%	5.87%	$ 1,175	16%
$ 12.79	8.76%	0.74%(d)	(0.39)%(d)	4.70%(d)	$ 1,296	13%

Notes to Financial Statements

MTB Group of Funds
June 30, 2007 (unaudited)

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 5 of which are presented herein (individually referred to as the “Fund”, or collectively as the “Funds”). The Funds in this report are made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Funds are presented herein:

Portfolio Name	Investment Objective

MTB Large Cap Growth Fund II (“Large Cap Growth Fund II”)	To provide capital appreciation.
MTB Large Cap Value Fund II (“Large Cap Value Fund II”)	To provide capital appreciation. Current income is a secondary, non-fundamental consideration.
MTB Managed Allocation Fund - Conservative Growth II (“Conservative Growth Fund II”)*	To seek capital appreciation and income.
MTB Managed Allocation Fund - Moderate Growth II (“Moderate Growth Fund II”)*	To seek capital appreciation and secondarily, income.
MTB Managed Allocation Fund - Aggressive Growth II (“Aggressive Growth Fund II”)*	To seek capital appreciation.

* Each of these Funds is a “fund of funds,” which means that it seeks to achieve its investment objective by investing exclusively in other MTB Funds (“underlying Funds”) managed by MTB Investment Advisors, Inc. rather than investing directly in securities. These Funds indirectly pay a portion of the expenses incurred by the underlying Funds. Consequently, an investment in these Funds entails more direct and indirect expenses than direct investment in the underlying Funds.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation - Market values of the Fund’s portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-ended regulated investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Investment Income, Expenses and Distributions - Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly for Large Cap Value Fund II and Conservative Growth Fund II and are declared and paid annually for Large Cap Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes - It is the policy of the Funds to comply with the Subchapter M provisions of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Large Cap Growth Fund II
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	Shares	Shares
Shares sold	39,932	63,030
Shares issued to shareholders in payment of distributions declared	--	7,509
Shares redeemed	(37,168)	(86,402)

Net change resulting from share transactions	2,764	(15,863)

	Large Cap Value Fund II
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	Shares	Shares
Shares sold	100,242	159,936
Shares issued to shareholders in payment of distributions declared	3,265	54,461
Shares redeemed	(25,127)	(74,336)

Net change resulting from share transactions	78,380	140,061

	Conservative Growth Fund II
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	Shares	Shares
Shares sold	35,760	29,330
Shares issued to shareholders in payment of distributions declared	819	2,998
Shares redeemed	(11,190)	(5,628)

Net change resulting from share transactions	25,389	26,700

	Moderate Growth Fund II
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	Shares	Shares
Shares sold	86,883	266,469
Shares issued to shareholders in payment of distributions declared	--	327,751
Shares redeemed	(235,410)	(463,972)

Net change resulting from share transactions	(148,527)	130,248

	Aggressive Growth Fund II
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	Shares	Shares
Shares sold	19,809	48,608
Shares issued to shareholders in payment of distributions declared	--	4,823
Shares redeemed	(18,352)	(1,290)

Net change resulting from share transactions	1,457	52,141

4. FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of June 30, 2007:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

Large Cap Growth Fund II	$ 4,918,219	$ 948,337	$ 74,440	$ 873,897
Large Cap Value Fund II	8,187,754	1,957,123	92,084	1,865,039
Conservative Growth Fund II	1,019,025	25,964	3,291	22,673
Moderate Growth Fund II	45,705,540	4,309,788	418,221	3,891,567
Aggressive Growth Fund II	1,162,261	146,687	700	145,987

5. INVESTMENT ADVISOR FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee - MTB Investment Advisors, Inc. is the Funds’ investment advisor (the “Advisor”). The advisory agreement between the Trust and Advisor provides for an annual fee based on a percentage of each Fund’s average daily net assets as shown in the following table:

Fund Name	Annual Rate

Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Conservative Growth Fund II	0.25%
Moderate Growth Fund II	0.25%
Aggressive Growth Fund II	0.25%

The Advisor may voluntarily choose to waive any portion of its fee or reimburse the Funds for certain operating expenses. The Advisor may terminate this voluntary waiver or reimbursement at any time at its sole discretion.

Further, for the fiscal year 2007 reporting period through April 30, 2008, the Advisor agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) and/or to reimburse certain operating expenses of the Funds in order to limit each Fund’s total direct operating expenses to not more than the stated amount shown below of the Fund’s average daily net assets.

Fund Name	Annual Rate

Large Cap Growth Fund II	1.00%
Large Cap Value Fund II	1.00%
Conservative Growth Fund II	0.74%
Moderate Growth Fund II	0.74%
Aggressive Growth Fund II	0.74%

Effective July 28, 2005, NWQ Investment Management Company LLC (NWQ) is the sub-advisor of Large Cap Value Fund II and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Value Fund II. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. NWQ’s fee is paid by the Advisor and not by the Fund. NWQ is paid by the Advisor as follows: 0.45% of the average daily net assets of Large Cap Value Fund II.

Administrative Fee - Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided at an aggregate annual fee as specified below:

Fees payable to FServ:

Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $2 billion
0.03%	on the next $2 billion
0.02%	on the next $3 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities:

Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee - The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through Edgewood Securities, Inc. (Edgewood), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds for the sale, distribution, administration, customer servicing and record keeping of the Funds’ Shares. The Funds may waive or reduce the maximum amount of Distribution Services Fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including Edgewood) may waive or reduce any fees to which they are entitled. For the six months ended June 30, 2007, Edgewood did not retain any fees paid by the Funds.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Shareholder Services Fee - The Trust adopted a Shareholder Services Plan on behalf of the Funds’ Shares which is administered by FServ to pay service fees of up to 0.10% to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. The Funds may waive or reduce the maximum amount of shareholder services it pays from time to time at its sole discretion. In addition, a financial intermediary may waive or reduce any fees to which they are entitled. For the six months ended June 30, 2007, neither FServ nor any affiliate received any fees paid by the Funds.

Other Affiliated Parties and Transactions - Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Advisor was paid an advisory fee by the affiliated Funds listed beneath its name below. With respect to Large Cap Growth Fund II and Large Cap Value Fund II, in order to comply with an SEC exemptive order which permits these Funds to invest in affiliated money market funds, the Advisor reimbursed Large Cap Growth Fund II and Large Cap Value Fund II a portion of the advisory fee paid by the affiliated Fund(s) listed beneath its name below. Transactions with affiliated companies during the six months ended June 30, 2007 are as follow:

Affiliated Fund Name	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2007	Value at 6/30/2007	Dividend Income

Large Cap Growth Fund II:
MTB Prime Money Market Fund	279,255	952,742	1,052,108	179,889	$ 179,889	$ 4,102

Large Cap Value Fund II:
MTB Prime Money Market Fund	548,811	1,237,990	1,151,151	635,650	$ 635,650	$ 13,189

Conservative Growth Fund II:
MTB International Equity Fund	5,424	6,881	1,144	11,161	$ 157,712	$ --
MTB Large Cap Growth Fund	5,158	9,182	1,223	13,117	124,485	--
MTB Large Cap Stock Fund	5,951	2,105	2,630	5,426	51,870	--
MTB Large Cap Value Fund	2,371	2,664	494	4,541	62,569	153
MTB Mid Cap Growth Fund	--	692	31	661	10,369	--
MTB Mid Cap Stock Fund	757	340	149	948	15,565	--
MTB Small Cap Growth Fund	--	789	39	750	15,541	--
MTB Small Cap Stock Fund	1,551	482	746	1,287	10,370	--
MTB Intermediate-Term Bond Fund	6,220	3,278	862	8,636	83,338	1,485
MTB Short Duration Government Bond Fund	19,938	7,319	9,859	17,398	166,503	3,664
MTB Short-Term Corporate Bond Fund	15,560	6,348	5,980	15,928	155,936	3,102
MTB U.S. Government Bond Fund	12,352	6,507	1,686	17,173	156,277	2,701
MTB Prime Money Market Fund	22,769	510,907	502,513	31,163	31,163	807

TOTAL	98,051	557,494	527,356	128,189	$ 1,041,698	$ 11,912

Moderate Growth Fund II:
MTB International Equity Fund	729,874	139,658	57,165	812,367	$ 11,478,751	$ --
MTB Large Cap Growth Fund	712,280	--	84,610	627,670	5,956,592	--
MTB Large Cap Stock Fund	921,014	98	194,248	726,864	6,948,821	--
MTB Large Cap Value Fund	340,026	5,667	21,486	324,207	4,467,571	14,458
MTB Mid Cap Growth Fund	69,294	141	6,066	63,369	994,268	--
MTB Mid Cap Stock Fund	32,185	312	2,253	30,244	496,604	--
MTB Small Cap Growth Fund	51,884	--	3,878	48,006	994,694	--
MTB Small Cap Stock Fund	65,907	22	4,009	61,920	499,074	--
MTB Intermediate-Term Bond Fund	545,119	25,343	7,656	562,806	5,431,073	120,654
MTB Short Duration Government Bond Fund	304,995	10,629	6,391	309,233	2,959,356	58,869
MTB Short-Term Corporate Bond Fund	446,292	15,487	8,827	452,952	4,434,396	89,628
MTB U.S. Government Bond Fund	314,917	15,246	4,583	325,580	2,962,775	63,761
MTB Prime Money Market Fund	1,932,240	2,433,607	2,392,715	1,973,132	1,973,132	40,665

TOTAL	6,466,027	2,646,210	2,793,887	6,318,350	$ 49,597,107	$ 388,035

Aggressive Growth Fund II:
MTB International Equity Fund	26,648	4,873	3,608	27,913	$ 394,414	$ --
MTB Large Cap Growth Fund	29,868	3,980	3,536	30,312	287,662	--
MTB Large Cap Stock Fund	29,533	2,830	5,010	27,353	261,495	--
MTB Large Cap Value Fund	13,106	1,516	1,335	13,287	183,089	595
MTB Mid Cap Growth Fund	1,717	168	216	1,669	26,189	--
MTB Mid Cap Stock Fund	1,595	185	187	1,593	26,164	--
MTB Small Cap Growth Fund	1,928	229	261	1,896	39,293	--
MTB Small Cap Stock Fund	3,266	475	480	3,261	26,283	--
MTB Intermediate-Term Bond Fund	1,228	277	157	1,348	13,006	284
MTB Short Duration Government Bond Fund	2,518	544	347	2,715	25,986	507
MTB Prime Money Market Fund	23,950	408,154	407,437	24,667	24,667	813

TOTAL	135,357	423,231	422,574	136,014	$ 1,308,248	$ 2,199

General - Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007 were as follows:

Fund Name	Purchases	Sales

Large Cap Growth Fund II	$ 1,740,415	$ 1,659,317
Large Cap Value Fund II	1,046,272	166,294
Conservative Growth Fund II	500,703	244,952
Moderate Growth Fund II	2,719,008	4,207,049
Aggressive Growth Fund II	171,006	166,052

7. LINE OF CREDIT

The Funds (except Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II) participate in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. For the six months ended June 30, 2007, the Funds did not utilize this line of credit.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Fund’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their Portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

[Logo of MTB GROUP OF FUNDS]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202
www.mtbia.com

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub Adviser to
MTB Large Cap Value Fund II

NWQ Investment Management Company LLC
2049 Century East
16th Floor
Los Angeles, CA 90067

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send an Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

Cusip 55376T734
Cusip 55376T650
Cusip 55376V812
Cusip 55376V820
Cusip 55376T577
32400 (8/07)

[Logo of MTB GROUP OF FUNDS]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-AR-009-0807

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            No Changes to report.

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MTB GROUP OF FUNDS

BY          /S/ RICHARD N. PADDOCK

            RICHARD N. PADDOCK
            PRINCIAL FINANCIAL OFFICER

DATE        AUGUST 15, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ CHARLES L. DAVIS, JR.

            CHARLES L. DAVIS, JR.
            PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 15, 2007

BY          /S/ RICHARD N. PADDOCK

            RICHARD N. PADDOCK
            PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 15, 2007